Operating Segments - Details by reporting segment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2018 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 6,985,721		$ 5,877,268	₩ 5,998,512		₩ 5,893,706
Non-interest income(expense)		1,358,277			822,434		1,046,591
Impairment losses due to credit loss		(536,838)		(451,656)	(784,371)		(374,244)
General and administrative expense		(4,147,411)		(3,489,324)	(3,956,181)		(3,766,077)
Net operating income (expense)		3,659,749		3,079,042	2,080,394		2,799,976
Other non-operating income (expense)		(34,900)		(29,362)	(180,220)		(160,924)
Share of gain (loss) of associates		62,196		52,327	101,077		83,997
Non-operating income (expense)		27,296		22,965	(79,143)		(76,927)
Net income (expense) before tax		3,687,045		3,102,007	2,001,251		2,723,049
Tax income (expense)		(924,766)		(778,030)	(486,002)		(685,453)
Net income (loss)		2,762,279		$ 2,323,977	1,515,249		2,037,596
Total assets		447,183,871			399,081,017		361,980,724		$ 376,227,386
Investment in associate		1,335,167			993,291		806,360		1,123,311	₩ 361,766
Other assets		445,848,704			398,087,726		361,174,364
Total liabilities		418,378,768			372,355,172		336,488,392		$ 351,992,906
Banking
Inter segment transaction [Line Items]
Net Interest income(expense)		5,158,078	[1]		4,545,155	[2]	4,583,386
Non-interest income(expense)		1,661,903	[1]		1,423,286	[2]	1,557,247
Impairment losses due to credit loss		(140,574)	[1]		(512,008)	[2]	(32,621)
General and administrative expense		(3,606,715)	[1]		(3,545,186)	[2]	(3,478,535)
Net operating income (expense)		3,072,692	[1]		1,911,247	[2]	2,629,477
Other non-operating income (expense)		(19,654)	[1]		(50,132)	[2]	(108,246)
Share of gain (loss) of associates		60,049	[1]		(6,895)	[2]	(43,102)
Non-operating income (expense)		40,395	[1]		(57,027)	[2]	(151,348)
Net income (expense) before tax		3,113,087	[1]		1,854,220	[2]	2,478,129
Tax income (expense)		(773,073)	[1]		(437,288)	[2]	(616,110)
Net income (loss)		2,340,014	[1]		1,416,932	[2]	1,862,019
Total assets		415,976,627	[1]		374,120,064	[2]	347,819,743
Investment in associate		858,706	[1]		3,382,650	[2]	3,161,729
Other assets		415,117,921	[1]		370,737,414	[2]	344,658,014
Total liabilities		391,360,200	[1]		348,706,682	[2]	323,592,850
Credit Card
Inter segment transaction [Line Items]
Net Interest income(expense)		606,506			564,461		553,956
Non-interest income(expense)		63,839			3,648		31,842
Impairment losses due to credit loss		(164,097)			(195,816)		(259,604)
General and administrative expense		(225,175)			(207,301)		(190,062)
Net operating income (expense)		281,073			164,992		136,132
Other non-operating income (expense)		(7,936)			(5,569)		13,889
Share of gain (loss) of associates		0			0		0
Non-operating income (expense)		(7,936)			(5,569)		13,889
Net income (expense) before tax		273,137			159,423		150,021
Tax income (expense)		(72,411)			(39,193)		(35,825)
Net income (loss)		200,726			120,230		114,196
Total assets		14,116,832			11,366,596		10,087,342
Investment in associate		0			0		0
Other assets		14,116,832			11,366,596		10,087,342
Total liabilities		11,858,065			9,312,986		8,299,175
Capital
Inter segment transaction [Line Items]
Net Interest income(expense)		315,600
Non-interest income(expense)		95,297
Impairment losses due to credit loss		(122,089)
General and administrative expense		(99,048)
Net operating income (expense)		189,760
Other non-operating income (expense)		(16,943)
Share of gain (loss) of associates		1,000
Non-operating income (expense)		(15,943)
Net income (expense) before tax		173,817
Tax income (expense)		(33,238)
Net income (loss)		140,579
Total assets		10,259,868
Investment in associate		12,403
Other assets		10,247,465
Total liabilities		9,073,104
Investment banking
Inter segment transaction [Line Items]
Net Interest income(expense)		108,321			78,302		54,077
Non-interest income(expense)		49,419			34,497		33,539
Impairment losses due to credit loss		(1,885)			(4,146)		(572)
General and administrative expense		(51,490)			(39,039)		(31,183)
Net operating income (expense)		104,365			69,614		55,861
Other non-operating income (expense)		(660)			(945)		(3,501)
Share of gain (loss) of associates		750			170		0
Non-operating income (expense)		90			(775)		(3,501)
Net income (expense) before tax		104,455			68,839		52,360
Tax income (expense)		(24,531)			(5,902)		998
Net income (loss)		79,924			62,937		53,358
Total assets		5,159,742			4,332,474		3,398,960
Investment in associate		8,846			2,494		775
Other assets		5,150,896			4,329,980		3,398,185
Total liabilities		4,559,856			3,803,594		3,031,622
Others
Inter segment transaction [Line Items]
Net Interest income(expense)		29,515	[3]		69,188	[4]	2,290	[5]
Non-interest income(expense)		1,111,422	[3]		1,071,852	[4]	957,880	[5]
Impairment losses due to credit loss		(19,601)	[3]		(43,660)	[4]	(538)	[5]
General and administrative expense		(440,601)	[3]		(416,595)	[4]	(323,528)	[5]
Net operating income (expense)		680,735	[3]		680,785	[4]	636,104	[5]
Other non-operating income (expense)		(1,071)	[3]		(484)	[4]	(1,244)
Share of gain (loss) of associates		4,390	[3]		1,255	[4]	(301)
Non-operating income (expense)		3,319	[3]		771	[4]	(1,545)	[5]
Net income (expense) before tax		684,054	[3]		681,556	[4]	634,559	[5]
Tax income (expense)		(16,799)	[3]		(29,372)	[4]	(1,294)	[5]
Net income (loss)		667,255	[3]		652,184	[4]	633,265	[5]
Total assets		25,627,649	[3]		31,872,690	[4]	21,681,769	[5]
Investment in associate		22,165,895	[3]		21,586,506	[4]	19,880,642	[5]
Other assets		3,461,754	[3]		10,286,184	[4]	1,801,127	[5]
Total liabilities		3,284,269	[3]		9,606,742	[4]	1,225,422	[5]
Reporting segment total
Inter segment transaction [Line Items]
Net Interest income(expense)		6,218,020			5,257,106		5,193,709
Non-interest income(expense)		2,981,880			2,533,283		2,580,508
Impairment losses due to credit loss		(448,246)			(755,630)		(293,335)
General and administrative expense		(4,423,029)			(4,208,121)		(4,023,308)
Net operating income (expense)		4,328,625			2,826,638		3,457,574
Other non-operating income (expense)		15,932			(57,130)		(99,102)
Share of gain (loss) of associates		66,189			(5,470)		(43,403)
Non-operating income (expense)		82,121			(62,600)		(142,505)
Net income (expense) before tax		4,410,746			2,764,038		3,315,069
Tax income (expense)		(937,156)			(511,755)		(652,231)
Net income (loss)		3,473,590			2,252,283		2,662,838
Total assets		471,140,718			421,691,824		382,987,814
Investment in associate		23,045,850			24,971,650		23,043,146
Other assets		448,094,868			396,720,174		359,944,668
Total liabilities		420,090,402			371,430,004		336,149,069
Adjustments
Inter segment transaction [Line Items]
Net Interest income(expense)	[6]	767,701			741,406		699,997
Non-interest income(expense)	[6]	(1,623,603)			(1,710,849)		(1,533,917)
Impairment losses due to credit loss	[6]	(88,592)			(28,741)		(80,909)
General and administrative expense	[6]	275,618			251,940		257,231
Net operating income (expense)	[6]	(668,876)			(746,244)		(657,598)
Other non-operating income (expense)	[6]	11,364			(123,090)		(61,822)
Share of gain (loss) of associates	[6]	(3,993)			106,547		127,400
Non-operating income (expense)	[6]	7,371			(16,543)		65,578
Net income (expense) before tax	[6]	(661,505)			(762,787)		(592,020)
Tax income (expense)	[6]	(4,714)			25,753		(33,222)
Net income (loss)	[6]	(666,219)			(737,034)		(625,242)
Total assets	[6]	(23,956,847)			(22,610,807)		(21,007,090)
Investment in associate	[6]	(21,710,683)			(23,978,359)		(22,236,786)
Other assets	[6]	(2,246,164)			1,367,552		1,229,696
Total liabilities	[6]	₩ (1,756,726)			₩ 925,168		₩ 339,323

[1]	The banking sector includes the Bank and their consolidated subsidiaries (such as overseas subsidiaries).
[2]	The banking sector includes the Bank and overseas subsidiaries.
[3]	Other segments include Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Savings Bank, Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.
[4]	Other segments include gains and losses from Woori Financial Group Inc., Woori Financial Capital Co., Ltd.(Profit or loss for 3 months after incorporation into subsidiary), Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd..
[5]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd.,
[6]	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.